Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue
Schedule of revenue recognized

The following schedule entails detailed information about the Group’s revenue in the financial year 2025:

	Discovery &
	Preclinical	Just - Evotec
in k€	Development	Biologics	Evotec Group
Revenue from contracts with customers
Fee for services and FTE-based research services	468,515	144,412	612,927
Material re-charges to customers	31,892	—	31,892
Milestone fees	9,615	—	9,615
Licenses	7,314	115,031	122,345
Other fees	300	—	300
Total revenue from contracts with customers	517,636	259,443	777,079
Timing of revenue recognition
At a point in time	49,121	115,031	164,152
Over a period of time	468,515	144,412	612,927
Total revenue from contracts with customers	517,636	259,443	777,079
Revenue from contributions	11,294	—	11,294
Total Revenue	528,930	259,443	788,373

The following schedule entails detailed information about the Group’s revenue in the financial year 2024:

	Discovery &
	Preclinical	Just - Evotec
in k€	Development	Biologics	Evotec Group
Revenue from contracts with customers
Fee for services and FTE-based research services	553,963	183,431	737,394
Material re-charges to customers	38,578	—	38,578
Milestone fees	2,871	—	2,871
Licenses	3,130	—	3,130
Other fees	544	—	544
Total revenue from contracts with customers	599,086	183,431	782,517
Timing of revenue recognition
At a point in time	83,157	44,123	127,280
Over a period of time	515,929	139,308	655,237
Total revenue from contracts with customers	599,086	183,431	782,517
Revenue from contributions	12,308	2,142	14,450
Total Revenue	611,394	185,573	796,967

The following schedule entails detailed information about the Group’s revenue in the financial year 2023:

	Discovery &
	Preclinical	Just - Evotec
in k€	Development	Biologics	Evotec Group
Revenue from contracts with customers
Fee for services and FTE-based research services	619,437	107,492	726,929
Material re-charges to customers	37,561	—	37,561
Milestone fees	4,785	—	4,785
Licenses	674	1	675
Other fees	2,059	—	2,059
Total revenue from contracts with customers	664,516	107,493	772,009
Timing of revenue recognition
At a point in time	42,345	46,242	88,587
Over a period of time	622,171	61,251	683,421
Total revenue from contracts with customers	664,516	107,493	772,009
Revenue from contributions	8,461	956	9,417
Total Revenue	672,977	108,449	781,426

Schedule of transaction price allocated to the remaining performance obligation

in k€	December 31, 2025	December 31, 2024*	December 31, 2023
In the course of the following year	258,618	460,835	571,825
After one year	190,240	885,577	335,427

*Change from prior year disclosed amount

Schedule of contract assets and contract liabilities

in k€	2025	2024
Balance as of January 1	46,034	25,000
Additions	263,025	201,016
Reclassifications to trade receivables due to invoicing	(275,559)	(181,469)
Translation differences and other	(5,205)	1,487
Balance as of December 31	28,295	46,034

	Current		Non-current
in k€	2025	2024	2025	2024
Balance as of January 1	106,599	97,587	156,679	155,287
Additions	141,168	220,121	69,649	94,574
Reduction due to recognition of revenue	(222,724)	(303,748)	—	—
Divestment of affiliated companies	—	(1,069)	—	—
Reclassification from non-current to current	81,004	93,181	(81,004)	(93,182)
Translation differences and other	(1,198)	526	—	—
Balance as of December 31	104,849	106,599	145,324	156,679